Pay vs Performance Disclosure	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2023	Sep. 30, 2023	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation disclosed in the Summary Compensation Table and executive compensation “actually paid” (as defined in Item 402(v) of Regulation S-K) and certain measures of our financial performance with respect to the individuals serving as our CEO (our “PEO”) and, on average, our other NEOs during 2023, 2022, 2021 and 2020. The values shown below are disclosed in the manner required by SEC rules, but in certain cases, particularly with respect to the valuation of equity awards, the values shown may not correspond to the actual economic benefit that will be received by the applicable executive upon receipt of the applicable compensation. In addition, our performance-based long-term incentive awards granted in 2023, 2022, 2021 and 2020 in respect of 2022, 2021, 2020 and 2019 performance, respectively, which are included in this disclosure, are based on three-year forward-looking performance metrics, or the achievement of the Minimum Value Condition, and could result in zero payment to the applicable executive. For further information concerning our executive compensation, see “Compensation Discussion and Analysis.”
	Summary Compensation Table Total for PEO		Compensation “Actually Paid” to PEO		Average Summary Compensation Table Total for Non- PEO NEOs (4)	Average Compensation “Actually Paid” to Non- PEO NEOs (3)(5)	Value of Initial fixed $100 Investment Based On:
Year	Peter R. Orszag (1)	Kenneth M. Jacobs (2)	Peter R. Orszag (3)	Kenneth M. Jacobs (3)			Total Shareholder Return (6)	Peer Group Total Shareholder Return (7)	Net Income US GAAP (millions) (8)	Share Price (9)
2023	$ 30,834,841	$ 10,883,187	$ 34,445,932	$ 11,846,936	$ 12,107,938	$ 13,125,354	$ 106.83	$ 112.10	$ (75)	$34.80
2022	—	$ 10,888,560	—	$16,756,607	$6,345,221	$8,782,919	$83.86	$89.43	$358	$34.67
2021	—	$11,777,331	—	$26,276,748	$7,916,113	$14,177,208	$107.44	$134.87	$528	$43.63
2020	—	$10,038,325	—	$14,278,964	$6,907,889	$8,532,708	$112.02	$98.24	$402	$42.30
(1)	Reflects amounts of total compensation reported for Mr. Orszag in the Summary Compensation Table for 2023.
(2)	Reflects amounts of total compensation reported for Mr. Jacobs in the Summary Compensation Table for each applicable year.
(3)
Represents the amount of compensation “actually paid” to our NEOs, as computed in accordance with Item 402(v) of Regulation S-K and shown in the table below. The dollar amounts do not in all cases reflect the actual amount of compensation earned by or paid to our NEOs during the applicable year, and are not indicative of future amounts that may be paid or become payable to our NEOs pursuant to certain awards. In particular, grants of performance-based awards to our NEOs are based on three-year forward-looking performance metrics and could result in zero payment. The table below sets forth the adjustments made during each year in the table to calculate the compensation “actually paid” to our NEOs during each year in the table, even though many of these amounts were not actually paid:

Adjustments to Determine Compensation “Actually Paid”	PEOs					Non-PEO NEOs (Average)
Year	2023 (Orszag)	2023 (Jacobs)	2022 (Jacobs)	2021 (Jacobs)	2020 (Jacobs)	2023	2022	2021	2020
Changes in performance award estimates during year at end of covered year fair value	$0	$1,145,825	$9,885,195	$11,937,874	$2,746,751	$309,050	$3,896,661	$4,991,563	$1,061,318
Deduction for amounts reported under the “Stock Awards” column in the Summary Compensation Table	(25,799,438)	(7,907,734)	(9,750,997)	(7,676,604)	(6,930,509)	(7,605,559)	(4,769,405)	(4,185,435)	(3,750,584)
Fair value of awards granted during year that remain outstanding as of covered year end	28,980,885	7,656,905	10,923,318	7,961,443	6,835,172	8,219,409	5,313,810	4,317,322	3,723,016
Change in fair value from prior year-end to vesting date of awards granted prior to covered year that vested during covered year	128,020	833,794	(3,258,154)	(563,308)	(288,670)	174,035	(1,204,694)	(265,914)	(318,139)
Change in fair value from prior year-end to covered year-end of awards granted prior to covered year that were outstanding and unvested at the end of the covered year	(729,998)	(2,807,722)	(4,379,578)	536,540	923,167	(703,195)	(1,768,681)	357,053	446,507
Value of dividends or other earnings paid or earned during covered year based on actual performance or performance estimates at the end of the covered year	1,031,622	2,042,682	2,448,263	2,303,472	965,483	623,677	970,007	1,046,505	468,808
Total Equity Award Adjustments	$3,611,090	$963,750	$5,868,047	$14,499,417	$4,251,394	$1,017,416	$2,437,698	$6,261,094	$1,630,926
Changes in Pension Value Reflected in Summary Compensation Table	-	-	-	-	(10,755)	-	-	-	(6,107)
Total Adjustments	$3,611,090	$963,750	$5,868,047	$14,499,417	$4,240,639	$1,017,416	$2,437,698	$6,261,094	$1,624,819
(4)
Reflects the average of the amounts reported for our NEOs as a group (excluding Mr. Orszag in 2023 and Mr. Jacobs in each year) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2023, Mses. Betsch and Soto and Messrs. Russo and Hoffman, (ii) for 2022, Ms. Betsch and Messrs. Orszag, Russo, Bhutani and Stern; and (iii) for each of 2021 and 2020, Messrs. Orszag, Russo, Bhutani and Stern.

(5)
Represents the average amount of compensation “actually paid” to the NEOs as a group (excluding Mr. Orszag in 2023 and Mr. Jacobs in each year), as computed in accordance with Item 402(v) of Regulation S-K, in accordance with the methodology reflected in footnote (2) to this Pay Versus Performance table.

(6)
Cumulative TSR is calculated by dividing the difference between our share price at the end and the beginning of the measurement period by our share price at the beginning of the measurement period, plus the amount of dividends paid on our common stock during the measurement period (assuming the reinvestment of such dividends when they are paid).

(7)
Represents the weighted peer group TSR (including dividends), weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the S&P Financial Index.

(8)	The dollar amounts reported represent the amount of net income reflected in our audited financial statements for the applicable year.
(9)	To comply with the SEC’s requirements, we have chosen our closing share price at the last trading day of each calendar year as our Company Selected Measure, as described further below.

Company Selected Measure Name			share price
Named Executive Officers, Footnote
(1)	Reflects amounts of total compensation reported for Mr. Orszag in the Summary Compensation Table for 2023.
(2)	Reflects amounts of total compensation reported for Mr. Jacobs in the Summary Compensation Table for each applicable year.
(4)
Reflects the average of the amounts reported for our NEOs as a group (excluding Mr. Orszag in 2023 and Mr. Jacobs in each year) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2023, Mses. Betsch and Soto and Messrs. Russo and Hoffman, (ii) for 2022, Ms. Betsch and Messrs. Orszag, Russo, Bhutani and Stern; and (iii) for each of 2021 and 2020, Messrs. Orszag, Russo, Bhutani and Stern.

Peer Group Issuers, Footnote
(7)
Represents the weighted peer group TSR (including dividends), weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the S&P Financial Index.

Adjustment To PEO Compensation, Footnote
(3)
Represents the amount of compensation “actually paid” to our NEOs, as computed in accordance with Item 402(v) of Regulation S-K and shown in the table below. The dollar amounts do not in all cases reflect the actual amount of compensation earned by or paid to our NEOs during the applicable year, and are not indicative of future amounts that may be paid or become payable to our NEOs pursuant to certain awards. In particular, grants of performance-based awards to our NEOs are based on three-year forward-looking performance metrics and could result in zero payment. The table below sets forth the adjustments made during each year in the table to calculate the compensation “actually paid” to our NEOs during each year in the table, even though many of these amounts were not actually paid:

Adjustments to Determine Compensation “Actually Paid”	PEOs					Non-PEO NEOs (Average)
Year	2023 (Orszag)	2023 (Jacobs)	2022 (Jacobs)	2021 (Jacobs)	2020 (Jacobs)	2023	2022	2021	2020
Changes in performance award estimates during year at end of covered year fair value	$0	$1,145,825	$9,885,195	$11,937,874	$2,746,751	$309,050	$3,896,661	$4,991,563	$1,061,318
Deduction for amounts reported under the “Stock Awards” column in the Summary Compensation Table	(25,799,438)	(7,907,734)	(9,750,997)	(7,676,604)	(6,930,509)	(7,605,559)	(4,769,405)	(4,185,435)	(3,750,584)
Fair value of awards granted during year that remain outstanding as of covered year end	28,980,885	7,656,905	10,923,318	7,961,443	6,835,172	8,219,409	5,313,810	4,317,322	3,723,016
Change in fair value from prior year-end to vesting date of awards granted prior to covered year that vested during covered year	128,020	833,794	(3,258,154)	(563,308)	(288,670)	174,035	(1,204,694)	(265,914)	(318,139)
Change in fair value from prior year-end to covered year-end of awards granted prior to covered year that were outstanding and unvested at the end of the covered year	(729,998)	(2,807,722)	(4,379,578)	536,540	923,167	(703,195)	(1,768,681)	357,053	446,507
Value of dividends or other earnings paid or earned during covered year based on actual performance or performance estimates at the end of the covered year	1,031,622	2,042,682	2,448,263	2,303,472	965,483	623,677	970,007	1,046,505	468,808
Total Equity Award Adjustments	$3,611,090	$963,750	$5,868,047	$14,499,417	$4,251,394	$1,017,416	$2,437,698	$6,261,094	$1,630,926
Changes in Pension Value Reflected in Summary Compensation Table	-	-	-	-	(10,755)	-	-	-	(6,107)
Total Adjustments	$3,611,090	$963,750	$5,868,047	$14,499,417	$4,240,639	$1,017,416	$2,437,698	$6,261,094	$1,624,819

Non-PEO NEO Average Total Compensation Amount			$ 12,107,938	$ 6,345,221	$ 7,916,113	$ 6,907,889
Non-PEO NEO Average Compensation Actually Paid Amount			$ 13,125,354	8,782,919	14,177,208	8,532,708
Adjustment to Non-PEO NEO Compensation Footnote
(3)
Represents the amount of compensation “actually paid” to our NEOs, as computed in accordance with Item 402(v) of Regulation S-K and shown in the table below. The dollar amounts do not in all cases reflect the actual amount of compensation earned by or paid to our NEOs during the applicable year, and are not indicative of future amounts that may be paid or become payable to our NEOs pursuant to certain awards. In particular, grants of performance-based awards to our NEOs are based on three-year forward-looking performance metrics and could result in zero payment. The table below sets forth the adjustments made during each year in the table to calculate the compensation “actually paid” to our NEOs during each year in the table, even though many of these amounts were not actually paid:

Adjustments to Determine Compensation “Actually Paid”	PEOs					Non-PEO NEOs (Average)
Year	2023 (Orszag)	2023 (Jacobs)	2022 (Jacobs)	2021 (Jacobs)	2020 (Jacobs)	2023	2022	2021	2020
Changes in performance award estimates during year at end of covered year fair value	$0	$1,145,825	$9,885,195	$11,937,874	$2,746,751	$309,050	$3,896,661	$4,991,563	$1,061,318
Deduction for amounts reported under the “Stock Awards” column in the Summary Compensation Table	(25,799,438)	(7,907,734)	(9,750,997)	(7,676,604)	(6,930,509)	(7,605,559)	(4,769,405)	(4,185,435)	(3,750,584)
Fair value of awards granted during year that remain outstanding as of covered year end	28,980,885	7,656,905	10,923,318	7,961,443	6,835,172	8,219,409	5,313,810	4,317,322	3,723,016
Change in fair value from prior year-end to vesting date of awards granted prior to covered year that vested during covered year	128,020	833,794	(3,258,154)	(563,308)	(288,670)	174,035	(1,204,694)	(265,914)	(318,139)
Change in fair value from prior year-end to covered year-end of awards granted prior to covered year that were outstanding and unvested at the end of the covered year	(729,998)	(2,807,722)	(4,379,578)	536,540	923,167	(703,195)	(1,768,681)	357,053	446,507
Value of dividends or other earnings paid or earned during covered year based on actual performance or performance estimates at the end of the covered year	1,031,622	2,042,682	2,448,263	2,303,472	965,483	623,677	970,007	1,046,505	468,808
Total Equity Award Adjustments	$3,611,090	$963,750	$5,868,047	$14,499,417	$4,251,394	$1,017,416	$2,437,698	$6,261,094	$1,630,926
Changes in Pension Value Reflected in Summary Compensation Table	-	-	-	-	(10,755)	-	-	-	(6,107)
Total Adjustments	$3,611,090	$963,750	$5,868,047	$14,499,417	$4,240,639	$1,017,416	$2,437,698	$6,261,094	$1,624,819

Compensation Actually Paid vs. Total Shareholder Return
For 2020 to 2021, our TSR showed an inverse correlation to compensation “actually paid” due to the timing of changes to performance award estimates as we navigated the challenges of the pandemic. For 2021 to 2022, our TSR showed a more direct correlation to compensation “actually paid” due to both our record performance for 2021, which more than offset the prior inverse correlation, and the change in 2022 of the mix of cash and equity-based compensation for certain of our NEOs as the value of the shares underlying equity-based awards decreased at a slower pace than the S&P Financial Index. For 2022 to 2023, our TSR continued showing a direct correlation to compensation “actually paid” as we continued our compensation practice of having equity-based compensation make up a significant proportion of our NEOs’ total compensation mix.

Compensation Actually Paid vs. Net Income
Net Income also showed an inverse correlation to compensation “actually paid” in 2020 to 2021 as we navigated the challenges of the pandemic and a more direct correlation in 2021 to 2022 as we posted record results for 2021 and the change in the mix of cash and equity-based compensation for certain of our NEOs in 2022 as the value underlying equity-based awards decreased. In light of challenging macroeconomic conditions, Net Income showed an inverse correlation to compensation “actually paid” in 2022 to 2023.

Compensation Actually Paid vs. Company Selected Measure
Share price was positively correlated with compensation “actually paid” for 2020 to 2021 and 2021 to 2022. For 2022 to 2023, while share price remained relatively flat, compensation “actually paid” generally increased, reflecting the impact of our management transition, including special grants to certain of our NEOs during 2023.

Total Shareholder Return Vs Peer Group
For 2020 to 2021, our TSR showed an inverse correlation to compensation “actually paid” due to the timing of changes to performance award estimates as we navigated the challenges of the pandemic. For 2021 to 2022, our TSR showed a more direct correlation to compensation “actually paid” due to both our record performance for 2021, which more than offset the prior inverse correlation, and the change in 2022 of the mix of cash and equity-based compensation for certain of our NEOs as the value of the shares underlying equity-based awards decreased at a slower pace than the S&P Financial Index. For 2022 to 2023, our TSR continued showing a direct correlation to compensation “actually paid” as we continued our compensation practice of having equity-based compensation make up a significant proportion of our NEOs’ total compensation mix.

Tabular List, Table
Required Tabular Disclosure of Financial Performance Measures
As described in the section titled “Compensation Discussion and Analysis,” our executive compensation program reflects a pay-for-performance philosophy and in setting our NEOs’ compensation, our Compensation Committee’s structured decision making process is based on a holistic, not formulaic, review of the Company, applicable business segment and individual performance, and considers quantitative as well as qualitative factors that account for Company performance and shareholder outcomes. This review does not assign any specific weight to any one metric. We believe this review, which includes review of individual performance, allows overall compensation in any given fiscal to be tailored to reflect the particular circumstances, including the macro environment, while appropriately incentivizing our NEOs. However, as required by the SEC’s rules, certain specific quantitative financial performance measures that were used by the Compensation Committee to link NEO compensation “actually paid” in 2023 to performance have been included below:
•	Share price
•	Operating revenue
•	Operating margin
•	Return of capital

Total Shareholder Return Amount			$ 106.83	83.86	107.44	112.02
Peer Group Total Shareholder Return Amount			112.1	89.43	134.87	98.24
Net Income (Loss)			$ (75,000,000)	$ 358,000,000	$ 528,000,000	$ 402,000,000
Company Selected Measure Amount | $ / shares			34.8	34.67	43.63	42.3
PEO Name	Mr. Orszag	Mr. Jacobs		Mr. Jacobs	Mr. Jacobs	Mr. Jacobs
Measure:: 1
Pay vs Performance Disclosure
Name			Share price
Measure:: 2
Pay vs Performance Disclosure
Name			Operating revenue
Measure:: 3
Pay vs Performance Disclosure
Name			Operating margin
Measure:: 4
Pay vs Performance Disclosure
Name			Return of capital
Peter R. Orszag [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 30,834,841	$ 0	$ 0	$ 0
PEO Actually Paid Compensation Amount			34,445,932	0	0	0
Kenneth M. Jacobs [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			10,883,187	10,888,560	11,777,331	10,038,325
PEO Actually Paid Compensation Amount			11,846,936	16,756,607	26,276,748	14,278,964
PEO | Peter R. Orszag [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			3,611,090
PEO | Peter R. Orszag [Member] | Total Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			3,611,090
PEO | Peter R. Orszag [Member] | Changes in Performance Award Estimates During Year at End of Covered Year Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Peter R. Orszag [Member] | Amounts Reported Under the “Stock Awards” Column in the Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(25,799,438)
PEO | Peter R. Orszag [Member] | Fair Value of Awards Granted During Year that Remain Outstanding as of Covered Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			28,980,885
PEO | Peter R. Orszag [Member] | Change in Fair Value from Prior Year-End to Vesting Date of Awards Granted Prior to Covered Year that Vested During Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			128,020
PEO | Peter R. Orszag [Member] | Change in Fair Value from Prior Year-End to Covered Year-End of Awards Granted Prior to Covered Year that were Outstanding and Unvested at the End of the Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(729,998)
PEO | Peter R. Orszag [Member] | Value of Dividends or Other Earnings Paid or Earned During Covered Year Based on Actual Performance or Performance Estimates at the End of the Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,031,622
PEO | Peter R. Orszag [Member] | Changes in Pension Value Reflected in Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Kenneth M. Jacobs [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			963,750	5,868,047	14,499,417	4,240,639
PEO | Kenneth M. Jacobs [Member] | Total Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			963,750	5,868,047	14,499,417	4,251,394
PEO | Kenneth M. Jacobs [Member] | Changes in Performance Award Estimates During Year at End of Covered Year Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,145,825	9,885,195	11,937,874	2,746,751
PEO | Kenneth M. Jacobs [Member] | Amounts Reported Under the “Stock Awards” Column in the Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(7,907,734)	(9,750,997)	(7,676,604)	(6,930,509)
PEO | Kenneth M. Jacobs [Member] | Fair Value of Awards Granted During Year that Remain Outstanding as of Covered Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			7,656,905	10,923,318	7,961,443	6,835,172
PEO | Kenneth M. Jacobs [Member] | Change in Fair Value from Prior Year-End to Vesting Date of Awards Granted Prior to Covered Year that Vested During Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			833,794	(3,258,154)	(563,308)	(288,670)
PEO | Kenneth M. Jacobs [Member] | Change in Fair Value from Prior Year-End to Covered Year-End of Awards Granted Prior to Covered Year that were Outstanding and Unvested at the End of the Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(2,807,722)	(4,379,578)	536,540	923,167
PEO | Kenneth M. Jacobs [Member] | Value of Dividends or Other Earnings Paid or Earned During Covered Year Based on Actual Performance or Performance Estimates at the End of the Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			2,042,682	2,448,263	2,303,472	965,483
PEO | Kenneth M. Jacobs [Member] | Changes in Pension Value Reflected in Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	(10,755)
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,017,416	2,437,698	6,261,094	1,624,819
Non-PEO NEO | Total Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,017,416	2,437,698	6,261,094	1,630,926
Non-PEO NEO | Changes in Performance Award Estimates During Year at End of Covered Year Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			309,050	3,896,661	4,991,563	1,061,318
Non-PEO NEO | Amounts Reported Under the “Stock Awards” Column in the Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(7,605,559)	(4,769,405)	(4,185,435)	(3,750,584)
Non-PEO NEO | Fair Value of Awards Granted During Year that Remain Outstanding as of Covered Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			8,219,409	5,313,810	4,317,322	3,723,016
Non-PEO NEO | Change in Fair Value from Prior Year-End to Vesting Date of Awards Granted Prior to Covered Year that Vested During Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			174,035	(1,204,694)	(265,914)	(318,139)
Non-PEO NEO | Change in Fair Value from Prior Year-End to Covered Year-End of Awards Granted Prior to Covered Year that were Outstanding and Unvested at the End of the Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(703,195)	(1,768,681)	357,053	446,507
Non-PEO NEO | Value of Dividends or Other Earnings Paid or Earned During Covered Year Based on Actual Performance or Performance Estimates at the End of the Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			623,677	970,007	1,046,505	468,808
Non-PEO NEO | Changes in Pension Value Reflected in Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 0	$ 0	$ 0	$ (6,107)